Cover	Dec. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35746
Entity Registrant Name	Bryn Mawr Bank Corporation
Entity Central Index Key	0000802681
Entity Tax Identification Number	23-2434506
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	801 Lancaster Avenue
Entity Address, City or Town	Bryn Mawr
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19010
City Area Code	610
Local Phone Number	525-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	BMTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	None